Fees Summary	Sep. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,738,000
Previously Paid Amount	0.00
Total Fee Amount	878.49
Total Offset Amount	0.00
Net Fee	878.49
Narrative - Max Aggregate Offering Price	$ 5,738,000
Final Prospectus	true